Commitments and Contingencies (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Operating lease, term			2 years
Operating lease, rent expenses	$ 13,508	$ 13,375	$ 26,828	$ 8,932	$ 35,706	$ 0